Equity-Based Compensation - Summary of Restricted Stock Unit ("RSU") Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Outstanding beginning	301,881	63,184
Number of RSUs, Granted	132,635	496,176
Number of RSUs, Vested	(61,400)	(230,340)
Number of RSUs, Forfeited	(11,517)	(27,139)
Number of RSUs, Outstanding Ending	361,599	301,881
Weighted Average Fair Value (per RSU), Outstanding Beginning	$ 31.97	$ 72.5
Weighted Average Fair Value (per RSU), Granted	8.57	28.37
Weighted-Average Fair Value (per RSU), Vested	28.84	34.11
Weighted Average Fair Value (per RSU), Forfeited	23.93	34.58
Weighted Average Fair Value (per RSU), Outstanding Ending	$ 24.03	$ 31.97